CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 20,870	$ 142,373
Accounts receivable, net	29,029	19,948
Prepaid expenses and other current assets	146,382	128,646
Total current assets	196,281	290,967
Property and equipment, net	0	4,616
Other assets:
Intangible assets, net	112,290	128,958
Total assets	308,571	424,541
Current liabilities:
Accounts payable and other current liabilities	703,421	790,930
Due to officers/stockholders	725,699	247,259
Income taxes payable	533	409
Loan payable	231,490	0
Total current liabilities	1,661,143	1,038,598
Long-term liabilities:
Loans from stockholders	0	3,241,768
Other loans payable	0	219,549
Total long-term liabilities	0	3,461,317
Total liabilities	1,661,143	4,499,915
Commitments and contingencies
Stockholder's equity (deficit):
Common stock, $0.001 par value, 200,000,000 shares authorized, 39,937,432 shares issued and outstanding (23,542,184 shares issued and outstanding as at December 31, 2012)	39,937	23,542
Preferred stock, $0.01 par value, 31,155,282 shares authorized, 19,800,000 shares issued and outstanding (22,665,447 shares issued and outstanding as at December 31, 2012)	198,000	226,654
Additional paid-in capital	28,728,466	20,920,817
Equity of former variable interest entities	0	920,980
Other comprehensive income	907,756	360,464
Deficit accumulated during the development stage	(31,226,731)	(25,192,142)
Total stockholders’ equity (deficit)	(1,352,572)	(2,739,685)
Noncontrolling interest	0	(1,335,689)
Total equity (deficit)	(1,352,572)	(4,075,374)
Total liabilities and equity (deficit)	$ 308,571	$ 424,541